Mergers and acquisitions - Consideration for FNB Financial Corp. (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Consideration Transferred [Abstract]
Goodwill resulting from merger			$ 31,961
FNB Financial Corp.
Business Combination, Consideration Transferred [Abstract]
Net shares issued (in shares)	954,797
Purchase price per share (dollar per share)	$ 36.70
Value of stock consideration	$ 35,041
Cash consideration paid	15,001
Total purchase price	50,042
Preliminary fair value of net assets acquired	43,723
Goodwill resulting from merger	$ 6,319	$ 6,319